Intangible assets, net	6 Months Ended
Jun. 30, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets, net

Note 9 – Intangible assets, net

Intangible assets consisted of the following:

	As of June 30, 2024	As of December 31, 2023
	(Unaudited)
Software	$18,654	$-
Distribution rights	337,828	-
Total intangible assets	356,482	-
Less: accumulated amortization	5,635	-
Total intangible assets, net	$350,847	$-

Amortization expense for the six months ended June 30, 2024 and 2023 amounted to $5,631 and $0, respectively. Impairment of intangibles assets for the six months ended June 30, 2024 and 2023 amounted to $14,755,560 and $0, respectively.

EUDA HEALTH HOLDINGS LIMITED AND SUBSIDIARIES

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, unless stated otherwise)